Financial Instruments	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Financial Instruments

5.    Financial Instruments:

Tactical Currency, Spectrum Select and Spectrum Strategic trades, and Spectrum Technical (prior to its termination on December 31, 2017) traded, Futures Interests. Futures and forwards represent contracts for delayed delivery of an instrument at a specified date and price. Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the respective Statements of Financial Condition as a net unrealized gain or loss on open futures or forward contracts. The resulting net change in unrealized gains and losses is reflected in the “Net change in unrealized gains (losses) on open contracts” in the respective Statements of Income and Expenses. The Partnerships’ contracts are accounted for on a trade-date basis. Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts. There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The fair value of an exchange-traded contract is based on the settlement price quoted by the exchange on the day with respect to which fair value is being determined. If an exchange-traded contract could not have been liquidated on such day due to the operation of daily limits or other rules of the exchange, the settlement price will be equal to the settlement price on the first subsequent day on which the contract could be liquidated.

In general, the risks associated with off-exchange-traded contracts are greater than those associated with exchange-traded contracts because of the greater risk of default by the counterparty to a non-exchange-traded contract. Tactical Currency, Spectrum Select, and Spectrum Strategic have, and Spectrum Technical had, credit risk associated with counterparty nonperformance. As of the date of the respective financial statements, the credit risk associated with the instruments in which each Partnership trades or traded is limited to the unrealized gains (losses) amount reflected in the respective Partnership’s Statements of Financial Condition. The net unrealized gains (losses) on open contracts are further disclosed gross by type of contract and corresponding fair value level in Note 7, “Fair Value Measurements.”

Tactical Currency, Spectrum Select and Spectrum Strategic have, and Spectrum Technical had, credit risk and concentration risk, as MS&Co., an MS&Co. affiliate or JPMorgan are or were the counterparties or brokers with respect to the Partnerships’ assets. Credit risk with respect to exchange-traded instruments is reduced to the extent that, through MS&Co. or an MS&Co. affiliate, the Partnerships’ counterparty is or was an exchange or clearing organization.

Exchange-traded futures and exchange-traded forward contracts are or were fair valued on a daily basis, with variations in value settled on a daily basis. With respect to each Partnership’s non-exchange-traded forward currency contracts and forward currency option contracts, there are or were no daily settlements of variation in value, nor is or were there any requirement that an amount equal to the net unrealized gains (losses) on such contracts be segregated. However, Tactical Currency, Spectrum Select and Spectrum Strategic are, and Spectrum Technical was, required to meet margin requirements with the counterparty, which is or was accomplished by daily maintenance of the cash balance in custody accounts held at MS&Co. and JPMorgan, as applicable, for the benefit of MS&Co. and JPMorgan. With respect to those non-exchange-traded forward currency contracts, Tactical Currency, Spectrum Select and Spectrum Strategic are, and Spectrum Technical was, at risk to the ability of MS&Co. and JPMorgan, as applicable, the counterparties on all such contracts, to perform. Each Partnership has a netting agreement with the counterparty. The primary terms are based on industry standard master netting agreements. These agreements, which seek to reduce Tactical Currency’s, Spectrum Select’s, Spectrum Strategic’s, MS&Co.’s and JPMorgan’s exposure on off-exchange-traded forward currency contracts, including options on such contracts, should materially decrease each respective Partnership’s credit risk in the event of MS&Co.’s or JPMorgan’s bankruptcy or insolvency. Prior to its termination effective December 31, 2017, Spectrum Technical was also subject to such netting agreements.

The General Partner monitors and attempts to mitigate Tactical Currency’s, Spectrum Select’s, and Spectrum Strategic’s risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly, believes that it has effective procedures for evaluating and limiting the credit and market risks to which each respective Partnership may be subject. These monitoring systems generally allow the General Partner to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, online monitoring systems provide account analysis of Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s futures and forward contracts by sector, margin requirements, gain and loss transactions and collateral positions. Prior to its termination effective December 31, 2017, Spectrum Technical was also subject to such monitoring by the General Partner.

The futures and forwards traded by the Partnerships, along with the U.S. Treasury bills held by the Partnerships, involve varying degrees of related market risk. Market risk is often dependent upon changes in the level or volatility of interest rates, exchange rates, and prices of financial instruments and commodities, factors that result in frequent changes in the fair value of the Partnerships’ open positions, and consequently in their earnings, whether realized or unrealized, and cash flow.

Gains and losses on open positions of exchange-traded futures and exchange-traded forward contracts are settled daily through variation margin. Gains and losses on non-exchange-traded forward currency contracts are settled upon termination of the contract.

Tactical Currency’s and Spectrum Strategic’s investments in the affiliated underlying funds expose the respective Partnerships to various types of risks that are associated with Futures Interests trading and the markets in which the affiliated underlying funds invest. The significant types of financial risks to which the affiliated underlying funds are exposed are market risk, liquidity risk, and counterparty credit risk as described above. Prior to its termination effective December 31, 2017, Spectrum Technical was exposed to the various types of risks that are associated with Futures Interests trading and the markets in which SECOR Master Fund invested in.

In the ordinary course of business, Tactical Currency, Spectrum Select, Spectrum Strategic and their underlying funds, if applicable, enter into contracts and agreements that contain various representations and warranties and which provide general indemnifications. Prior to its termination effective December 31, 2017, Spectrum Technical also entered into such contracts and agreements. The Partnerships’ and the underlying funds’ maximum exposure under these arrangements cannot be determined, as this could include future claims that have not yet been made against the Partnerships or the underlying funds. The Partnerships and the underlying funds consider the risk of any future obligation relating to these indemnifications to be remote.